LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
The Company's operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.
The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company's operating leases have remaining lease terms of 1 year to 15 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As the Company's operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.
The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.
Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2022	2021
		(in millions)
Assets
Operating lease assets	Other assets	$148	$215
Liabilities
Operating lease liabilities	Other liabilities	$190	$278
The table below summarizes the components of lease costs for the years ended December 31, 2022, 2021 and 2020.
Lease Costs

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Operating lease cost	$77	$73	$77
Variable operating lease cost	12	10	11
Sublease income	(19)	(18)	(18)
Net lease cost	$70	$65	$70

Maturities of lease liabilities as of December 31, 2022 are as follows:
Maturities of Lease Liabilities

December 31, 2022
(in millions)
Operating Leases:
2023	$85
2024	36
2025	28
2026	23
2027	19
Thereafter	24
Total lease payments	215
Less: Interest	(25)
Present value of lease liabilities	$190

Equitable Financial signed a 15-year lease which is expected to commence in 2023 once certain conditions of the lease are met, relating to approximately 89,000 square feet of space in New York City. Additionally, during December 2021, Equitable Financial amended its Syracuse office lease. The amendment included extending for an additional 5-year period, commencing January 1, 2024, approximately 143,000 square feet of space in Syracuse, NY.
The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.
Weighted Averages - Remaining Operating Lease Term and Discount Rate

	December 31,
	2022	2021
Weighted-average remaining operating lease term	4 years	5 years
Weighted-average discount rate for operating leases	3.00%	2.90%
Supplemental cash flow information related to leases was as follows:
Lease Liabilities Information

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$92	$94	$94
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$7	$26	$20